UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number              811-22859

O’Connor Fund of Funds: Masters
(Exact name of registrant as specified in charter)

677 Washington Boulevard Stamford, Connecticut 06901
(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq. UBS Alternative and Quantitative Investments LLC One North Wacker Drive, 32nd Floor Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 525-6000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

O’CONNOR FUND OF FUNDS: MASTERS

Financial Statements

(Unaudited)

Semi-Annual Report

Period from July 1, 2013 to September 30, 2013

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

O’Connor Fund of Funds: Masters

O’CONNOR FUND OF FUNDS: MASTERS

Financial Statements

(Unaudited)

Semi-Annual Report

Period from July 1, 2013 to September 30, 2013

O’Connor Fund of Funds: Masters

Statement of Assets and Liabilities

(Unaudited)

September 30, 2013

ASSETS

Investments in Investment Funds, at fair value (cost $78,402,260)	$86,812,147
Cash	2,500,547
Receivable from Investment Funds	3,580,057
Receivable from Adviser	322,084
Other assets	75,583

Total Assets	$93,290,418

LIABILITIES

Redemptions payable	618,017
Management Fee payable	287,389
Incentive Fee payable	153,668
Professional fees payable	113,186
Administration fee payable	51,097
Custody fee payable	24,338
Director fee payable	17,500
Other liabilities	237,334

Total Liabilities	1,502,529

Net Assets	$91,787,889

NET ASSETS

Represented by:
Paid in capital	$84,264,138
Accumulated net realized gain/loss from investments in Investment Funds	(516,180)
Accumulated net investment loss	(369,956)
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	8,409,887

Net Assets	$91,787,889

Net asset value per Share (based on 88,868.195 Shares outstanding)	$1,032.85

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Masters

Statement of Operations

(Unaudited)

Period from July 1, 2013 to September 30, 2013

EXPENSES

Management Fee	$287,389
Incentive Fee	153,668
Professional fees	146,667
Administration fee	51,097
Custody fee	21,798
Director fee	17,500
Loan fees	14,297
Printing, insurance and other expenses	151,794

Total Expenses before amounts waived or reimbursed by Investment Manager (Note 3)	844,210

Less expense reimbursement repaid by Adviser (Note 3)	(322,084)

Net Expenses	522,126

Net Investment Loss	(522,126)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	(426,180)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	3,868,002

Net Realized and Unrealized Gain/(Loss) from Investments	3,441,822

Net Increase in Net Assets Derived from Operations	$2,919,696

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Masters

Statement of Changes in Net Assets

Period from July 1, 2013 to September 30, 2013 (Unaudited)

Net Assets at July 1, 2013	$88,868,193

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(522,126)
Net realized gain/(loss) from investments in Investment Funds	(426,180)
Net change in unrealized appreciation/ depreciation on investments in Investment Funds	3,868,002
Net Increase in Net Assets Derived from Operations	2,919,696

Net Assets at September 30, 2013	$91,787,889

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Masters

Statement of Cash Flows

(Unaudited)

Period from July 1, 2013 to September 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets derived from operations	$2,919,696
Adjustments to reconcile net increase in net assets derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(9,000,000)
Proceeds from disposition of investments in Investment Funds	3,440,368
Net realized (gain)/loss from investments in Investment Funds	426,180
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(3,868,002)
Changes in assets and liabilities:
(Increase) decrease in assets:
Receivable from Investment Funds	6,817,494
Receivable from Advisor	(322,084)
Other assets	(75,583)
Increase (decrease) in liabilities:
Management fee payable	287,389
Incentive fee payable	153,668
Professional fees payable	31,189
Administration fee payable	3,602
Custody fee payable	21,798
Director fee payable	17,500
Other liabilities	210,865
Net cash provided by operating activities	1,064,080

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on shareholders’ redemptions, including change in shareholders’ redemption payable	(5,762,918)
Net cash used in financing activities	(5,762,918)

Net decrease in cash	(4,698,838)
Cash-beginning of period	7,199,385
Cash-end of period	$2,500,547

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Masters

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual shareholder’s ratios and returns may vary from the below based on the timing of capital transactions.

Period from July 1, 2013 to September 30, 2013
(Unaudited)*
Per Share operating performance
Net asset value per Share, beginning	$1,000.00
Gain/(Loss) from investment operations:
Net investment loss [a]	(5.88)
Net realized and unrealized gain (loss) from investments [b]	38.73

Total gain/(loss) from investment operations	32.85

Distributions to shareholders	0.00

Net asset value per Share, ending	$1,032.85

Ratio/Supplemental Data:
Ratio of net investment gain/(loss) to average net assets [c,d,e]	(1.75)%
Ratio of gross expenses to average net assets before expense reimbursement and Incentive Fee [c,d]	3.01%
Ratio of gross expenses to average net assets before expense reimbursement and after Incentive Fee [c,d,e]	3.18%
Ratio of net expenses to average net assets before Incentive Fee [c,d]	1.58%
Ratio of net expenses to average net assets after Incentive Fee [c,d,e]	1.75%
Portfolio turnover rate	4.13%
Total return after Incentive Fee [f,g]	3.29%
Net assets	$91,787,889

a	Calculated based on the average Shares outstanding during the period.

b

In addition to net realized and unrealized gains on investments as set forth in the Statement of Operations, this amount includes a decrease in net asset value per Share resulting from the timing of issuances and redemptions of Shares in relation to fluctuating market values for the portfolio investments.

c	Ratios to average net assets are calculated based on the average net assets for the period.

d	Ratios of net investment loss and net expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees by the underlying Investment Funds.

e	The ratios, excluding incentives fee, have been annualized.

f

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales changes. Total return for periods less than a full year are not annualized.

g	The total return before Incentive Fee was 3.46% for the period July 1, 2013 to September 30, 2013.

*	Represents activity since the reorganization as described in Note 1.

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Masters

Notes to Financial Statements

(Unaudited)

September 30, 2013

1.	Organization

O’Connor Fund of Funds: Masters (the “Fund”) was initially organized as a limited partnership under the laws of New York on June 2, 1995 and was reorganized as a limited liability company under the laws of Delaware on October 15, 2002 (O’Connor Fund of Funds: Masters LLC; the “Predecessor Fund”). On June 20, 2013, UBS Alternative and Quantitative Investments LLC (“UBS A&Q” or the “Adviser”), a Delaware limited liability company, created a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. On July 1, 2013, the Predecessor Fund merged into the statutory trust to create the Fund. In connection with the reorganization, the members of the Predecessor Fund were issued Shares in the Fund. The Fund intends to qualify, and elect to be treated, as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended. The Fund’s investment objective is to seek capital appreciation over the long term. The Fund will seek to achieve its objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers with different investment approaches and styles. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the “Investment Funds”), in which the Fund invests as a limited partner, member or shareholder along with other investors.

Subject to the provisions of the Trust Declaration, and except as otherwise delegated to the Investment Adviser or the Administrator, the business of the Fund shall be under the exclusive and absolute control of the Fund’s Board of Trustees (the “Board”) and shall be managed by the Boards (but with such powers of delegation as may be permitted by the Trust Declaration, the By-Laws and the Delaware Statutory Trust Act).

The Board has engaged UBS A&Q to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. UBS A&Q is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Fund is offering up to $500,000,000 of shares of beneficial interest (the “Shares”) at an initial price of $1,000 per Share, for an authorized total of up to 500,000 Shares. The Shares are being distributed by UBS Financial Services Inc. (“UBS Financial”), the Fund’s principal underwriter, and other brokers or dealers. UBS Financial or its affiliates may pay from their own resources compensation to their financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders. Generally, the stated minimum investment is Shares with a value of at least $50,000, which may be reduced in the Adviser’s sole discretion, but not below $25,000.

O’Connor Fund of Funds: Masters

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

1.	Organization (continued)

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Fund’s Board of Trustees (the “Board”) in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares on a quarterly basis, starting with the quarter ended December 31, 2013. There were no share repurchases during the period.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the investment fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date. The three levels of the fair value hierarchy are as follow:

Level 1—	quoted prices in active markets for identical investments
Level 2—	fair value of investments in Investment Funds with the ability to redeem within one quarter from the measurement date
Level 3—	fair value of investments in Investment Funds that do not have the ability to redeem within one quarter from the measurement date

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments. The Fund considers all Investment Funds with the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s net asset value to be Level 2.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying

O’Connor Fund of Funds: Masters

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities require greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of September 30, 2013. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2013. The Fund used the following categories to classify its Investment Funds.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy, including 23 percent with investor level gates, are generally subject to 45-90 days redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies. The Investment Fund within this strategy, including 100 percent with investor level gates, is generally subject to a 60 day redemption notice period and is available to be redeemed in accordance with its offering documents, including an investor level gate, as of the measurement date.

O’Connor Fund of Funds: Masters

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The Investment Fund in the trading strategy is generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Fund may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Fund within this strategy is generally subject to 60 days redemption notice periods and are available to be redeemed in accordance with its offering documents, as of the measurement date.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Adviser. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund utilizes procedures pursuant to Accounting Standards Codification (“ASC”) 820, Fair Value Measurements (“Topic 820”) in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ investment managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ investment managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. See Schedule of Portfolio Investments for further information.

O’Connor Fund of Funds: Masters

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable market values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s shareholders’ capital at September 30, 2013.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Income and expenses are recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s capital; costs of insurance; registration expenses; interest expense; certain organization costs; due diligence, including travel and related expenses; expenses of meetings; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

d.	Income Taxes

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund also has a September 30 tax year-end.

O’Connor Fund of Funds: Masters

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The Fund will file income tax returns in the U.S. federal jurisdiction and applicable states. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for the one open tax year remain subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period from July 1, 2013 through September 30, 2013, the Fund did not incur any interest or penalties.

Permanent book-to-tax basis differences resulted in the below reclassification of amounts between accumulated net investment loss, accumulated net realized loss from investments in Investments Funds and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2013. Such permanent reclassifications are principally attributable to differences between book and tax reporting of the Fund’s Investment Funds and offering costs. There were no distribution paid to shareholders for the period from July 1, 2013 through September 30, 2013. Net assets and net asset value per share were not affected by these reclassifications.

Accumulated Net Investment Gain	Accumulated Net Realized Loss	Paid in Capital
$152,170	$(90,000)	$(62,170)

The tax basis of distributable earnings for the initial month period ending September 30, 2013 shown below represent future distribution requirements the Fund must satisfy under the income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed Ordinary Income	Capital Loss Carryforward*	Net Unrealized Appreciation/ (Depreciation)
$2,188,861	$(570,144)	$5,905,034

*This capital loss carryforward is available to offset future realized capital gains.

The federal tax cost of investments is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The aggregate tax cost of investments for the period from July 1, 2013 through September 30, 2013 is $80,907,113. Net tax basis unrealized appreciation on the Investment Funds was $5,905,034, consisting of $6,037,237 gross unrealized appreciation and $132,203 gross unrealized depreciation.

O’Connor Fund of Funds: Masters

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The primary reason for differences between the earnings reported above and the federal tax cost of investments and the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2013, relates to differences arising from the application of federal tax rules pertaining to the Fund’s Investment Funds and offering costs.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon and State Street Bank and Trust Company (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to the Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund’s Board and providing other support services. In consideration for all such services, the Fund will pay the Adviser a fee (the “Management Fee”), computed and payable monthly, at an annual rate of 1.25% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee accruals (as described below), if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date.

O’Connor Fund of Funds: Masters

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

3.	Related Party Transactions (continued)

The Management Fee is computed as of the start of business on the last business day of the period to which each Management Fee relates, after adjustment for any Share purchases effective on such date, and will be payable in arrears.

In addition to the Management Fee paid to the Adviser, the Adviser is paid an incentive fee (the “Incentive Fee”) on a quarterly basis in an amount equal to 5% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits will be determined by taking into account net realized gain or loss (including any realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including Management Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any period unless losses and depreciation from prior periods have been recovered by the Fund, known as a “high water mark” calculation. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period. The Incentive Fee for the period from July 1, 2013 through September 30, 2013 was $153,668.

The Incentive Fee is in addition to the incentive fees payable in respect of the Investment Funds (generally approximating 20% of net profits) charged by the Investment Managers.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund to limit indefinitely the amount of Specified Expenses (as described below) to be borne by the Fund to an amount not to exceed 1.62% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: i) the Incentive Fee, (ii) fees of the Investment Funds in which the Fund invests and (iii) extraordinary expenses. To the extent that Specified Expenses for any month exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement only with the consent of majority of the Independent Trustees. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap. For the three month period from July 1, 2013 through September 30, 2013, the Fund has recorded an expense reimbursement to be paid by the Adviser to the Fund in the amount of $322,084.

O’Connor Fund of Funds: Masters

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

4.	Administration and Custody Fees

State Street Bank and Trust Company, as fund administrator (the “Fund Administrator”), performs certain administration, accounting, record keeping, tax and shareholder related services for the Fund and other funds sponsored or advised by UBS AG or its affiliates, including the Adviser. In consideration for these services, the Fund pays the Fund Administrator an annual fee of 0.065% of the Fund’s net assets.

State Street Bank and Trust Company also acts as custodian of the Fund’s assets and transfer agent and dividend disbursing agent with respect to the Shares.

5.	Share Capital and Net Asset Value

Capital share transactions for outstanding Shares in the Fund period from July 1, 2013 through September 30, 2013 are summarized as follows:

	Outstanding Shares July 1, 2013	Subscriptions	Redemptions	Outstanding Shares September 30, 2013	Net Asset Value Per Share
Fund	88,868.195	-	-	88,868.195	$1,032.85

6.	Loan Payable

Effective August 27, 2013, the Fund entered into a one year, $13,000,000 committed, secured revolving line of credit with State Street Bank Trust. The termination date is October 27, 2014. The interest rate on the borrowing is the higher of (a) 1.50% above the Overnight LIBOR Rate or (b) 1.50% above the Federal Funds Rate. There is a loan fee payable by the Fund, calculated at 35 basis points per annum of the line of credit not utilized. For the three month period ended September 30, 2013, the Fund did not borrow under this secured revolving line of credit.

7.	Investments

As of September 30, 2013, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the three month period ended September 30, 2013 amounted to $9,000,000 and $3,440,368 respectively.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of advisory fees of approximately from 1.25% to 2.00% (per annum) of net assets and incentive fees or allocations fee of approximately from 20.00% to 30.00% of net profits earned. The Investment Funds provide for periodic redemptions, with lockup provisions of up

O’Connor Fund of Funds: Masters

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

7.	Investments (continued)

to two years from the date of each investment. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available.

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

9.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.	Subsequent Events

Subsequent to September 30, 2013, the Fund paid shareholders’ redemptions holdback payable of $618,017 on October 23, 2013.

O’Connor Fund of Funds: Masters

Schedule of Portfolio Investments

(Unaudited)

September 30, 2013

Investment Fund	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)

Equity Hedged
Atlas Institutional Fund, LLC	$4,549,236	$5,046,144	5.50	8/1/2011	Quarterly
Bronson Point Partners, L.P.	6,520,235	7,114,730	7.75	3/1/2012	Quarterly
Cadian Offshore Fund Ltd.	3,737,008	3,827,986	4.17	7/1/2013	Semi-Annually	(c)
Encompass Capital Fund Offshore Ltd.	2,358,591	2,486,074	2.71	7/1/2013	Quarterly	(c)
Jericho Capital International Ltd.	6,477,862	7,405,427	8.07	7/1/2013	Quarterly
Newbrook Capital Offshore Fund Ltd.	5,047,506	5,299,254	5.77	7/1/2013	Quarterly
Pelham Long/Short Fund Ltd	2,770,451	2,919,211	3.18	7/1/2013	Monthly
Pennant Windward Fund, Ltd.	6,889,615	7,085,947	7.72	7/1/2013	Quarterly
Pershing Square, L.P.	869,891	2,189,549	2.39	1/1/2005	Anniversary-2 Years-Next Quarter
PFM Diversified Fund, L.P.	5,932,173	6,776,668	7.38	10/1/2010	Quarterly
Sachem Head Offshore Ltd.	3,500,000	3,563,340	3.88	9/1/2013	Quarterly
Soroban Cayman Fund Ltd	5,814,243	6,204,471	6.76	7/1/2013	Quarterly	(c)
Tremblant Partners L.P.	6,500,000	7,151,303	7.79	3/1/2013	Monthly
Turiya Fund LP	4,000,000	5,551,746	6.05	1/1/2012	Quarterly	(d)
Viking Global Equities III Ltd.	6,645,354	7,007,737	7.63	7/1/2013	Anniversary

Equity Hedged Subtotal	$71,612,165	$79,629,587	86.75%

Relative Value
Sensato Asia Pacific Fund L.P .	3,000,000	3,524,668	3.84	1/1/2012	Monthly	(c)

Relative Value Subtotal	$3,000,000	$3,524,668	3.84%

Trading
Discovery Global Opportunity Fund Ltd.	3,790,095	3,657,892	3.99	7/1/2013	Quarterly

Trading Subtotal	$3,790,095	$3,657,892	3.99%

Total	$78,402,260	$86,812,147	94.58%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed as of the measurement date and thereafter on the frequency noted in the Redemption Frequency column.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 33%.

  Complete information about the Investment Funds’ underlying investments is not readily available.

The preceding notes are an integral part of these financial statements.

O’Connor Fund of Funds: Masters

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of September 30, 2013 is $6,630,132 which relates to the value of a portion of several securities that can be partially redeemed within one quarter of the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

ASSETS TABLE

Description	Total Fair Value at September 30, 2013	Level 1	Level 2	Level 3

Equity Hedged	$79,629,587	$-	$52,362,024	$27,267,563
Relative Value	3,524,668	-	-	3,524,668
Trading	3,657,892	-	3,657,892	-

Total Assets	$86,812,147	$-	$56,019,916	$30,792,231

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of July 1, 2013*	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013

Equity Hedged	$8,614,559	$(527,828)	$1,528,581	$19,341,393	$(1,689,143)	$-	$-	$27,267,563
Relative Value	3,618,118	-	(93,450)	-	-	-	-	3,524,668

Total	$12,232,677	$(527,828)	$1,435,131	$19,341,393	$(1,689,143)	$-	$-	$30,792,231

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2013 is $605,812 and is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations.

*Due to the reorganization described in Note 1, the fair value has been carried forward as of July 1, 2013.

The preceding notes are an integral part of these financial statements.

O’CONNOR FUND OF FUNDS: MASTERS (UNAUDITED)

The Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended), first evaluated the Investment Advisory Agreement the (the “Advisory Agreement”) at a meeting on February 26, 2013, and continued its evaluation at a meeting on June 20, 2013. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Trustees reviewed materials furnished by UBS Alternative and Quantitative Investments LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund. In particular, the Board considered the following:

(i)        The nature, extent and quality of services to be provided by the Adviser:  The Trustees reviewed the services that the Adviser would provide to the Fund, including, but not limited to, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Trustees also discussed the amount of time the Adviser would dedicate to the Fund and the type of transactions that would be entered into on behalf of the Fund. The Trustees also considered the Adviser’s investment philosophy and investment process with respect to, and the investment outlook for, the Fund. Additionally, the Trustees considered the services provided by other investment advisers to similar funds. In addition, the Board considered the background and experience of the Adviser’s advisory and other personnel proposing to provide services to the Fund, noting particularly that the favorable reputation of the proposed portfolio managers for the Fund would likely have a favorable impact on the success of the Fund. The Board then considered the related administrative services to be provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser’s engagement of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. Accordingly, the Trustees concluded that the quality and scope of services offered by the Adviser to the Fund was appropriate and compared favorably to, and would be consistent with, services provided by other advisers to other funds in both nature and quality, and would be suitable for the Fund.

(ii)        Investment performance of the Fund and the Adviser:  Because the Fund is newly formed, the Trustees did not consider the investment performance of the Fund. However, the Trustees did consider the investment performance of O’Connor Fund of Funds: Masters LLC, the predecessor of the Fund (the “Predecessor Fund”), which would be included in the Fund’s prospectus and marketing materials. The Predecessor Fund’s performance was compared to that of other investment companies which had objectives and strategies similar to those of the Fund1 and which are managed by other, third-party investment advisers (“Comparable Funds”). It was noted that

[1]	The Fund’s investment objective and strategies are, in all material respects, identical to those of the Predecessor Fund.

certain of the Comparable Funds were private funds and, therefore, were subject to different fee structures from the Fund, which will be registered under the 1940 Act. The Trustees recognized that the Predecessor Fund’s 2012 and 2011 performance, as well as its three- and five-year performance for the periods ended December 31, 2012, had exceeded the median performance of the Comparable Funds and the performance of the HFRI Equity Hedge (Total) Index. Additionally, the Board acknowledged that the Adviser and its personnel had the necessary expertise to manage the Fund.

(iii)        Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund:    The Board considered the fact that because the Fund had not commenced operations and the eventual amount of its assets was uncertain, the Adviser was not able to provide it with specific information concerning the cost of services to be provided to the Fund and the expected profits to be realized by the Adviser. The Board determined to revisit this issue no later than when it next reviewed the Fund’s Advisory Agreement in connection with consideration of the renewal of the Advisory Agreement for the annual period following the initial term. The Board did consider, however, the profitability to the Adviser both before payment to brokers and after payment to brokers from the management of the Predecessor Fund, and concluded that the profits realized by the Adviser and its affiliates were within a range the Trustees considered reasonable and appropriate.

(iv)        The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale:  The Trustees discussed the fact that the size of the Fund would not initially be large enough to support a request for breakpoints due to economies of scale.

(v)        Comparison of fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients:  The Board reviewed the advisory fees to be paid by the Fund. The Trustees noted that the Fund’s proposed management fee was lower than the median management fee charged by the Comparable Funds and that the Fund’s proposed incentive fee was equal to the median incentive fee charged by the Comparable Funds. In comparing the fees being charged to the Fund to the fees being charged to other advisory clients of the Adviser, the Trustees noted that the Fund’s proposed management fee and incentive fee were lower than the management fee and incentive fee of the Adviser’s retail clients, and that while the Fund’s proposed management fee was higher than the management fee of the Adviser’s non-retail clients, its proposed incentive fee was lower than the incentive fee of the Adviser’s non-retail clients. The Board also considered the Expense Limitation Agreement, under which Fund management would assume the expenses of the Fund so that its expense ratio does not exceed 1.62%, the Predecessor Fund’s expense ratio (excluding, in both cases, the Fund’s incentive fee, the fees of the underlying investment funds and extraordinary expenses).

The Trustees determined that the fees under the Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the fees were reasonable and appropriate. The Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings—Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’ N-Q will be available on the SEC web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) O’Connor Fund of Funds: Masters

By (Signature and Title)* /s/ William Ferri
William Ferri, Principal Executive Officer

Date December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William Ferri
William Ferri, Principal Executive Officer

Date December 6, 2013

By (Signature and Title)* /s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date December 6, 2013

* Print the name and title of each signing officer under his or her signature.